Annual Total Returns[BarChart] - Invesco VI Core Plus Bond Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.02%	10.71%	0.05%	8.03%	(0.37%)	6.66%	6.34%	(2.37%)	11.06%	9.72%